Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2022
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ 2,846	$ (586)	$ 8,788
Derivative Notional Amount	336,608	336,608		$ 367,490
Derivative Asset	$ 16,735	$ 16,735			$ 17,321